Condensed Consolidated Balance Sheets	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash	¥ 2,494,030	$ 348,153	¥ 12,461,382
Accounts receivable, net	3,672,746	512,695	36,533,894
Short-term prepayments	2,411,067	336,572	400,083
Short-term investments	4,565,436	637,310	4,526,957
Prepaid expenses and other current assets	17,863,870	2,493,700	16,931,804
Total current assets	32,775,850	4,575,331	72,777,594
Non-current assets:
Right-of-use assets, net	1,170,419	163,384	1,637,903
Deferred tax assets, net	490,538	68,476	490,538
Property and equipment, net	146,758	20,486	174,211
Intangible assets, net	2,328,617	325,062	955,974
Other non-current assets	279,945	39,079	200,539
Long-term prepayments	20,275,235	2,830,314	25,471,027
Total non-current assets	24,691,512	3,446,801	28,930,192
Total assets	57,467,362	8,022,132	101,707,786
Current liabilities:
Borrowing from a third party	7,000,000	977,162	7,000,000
Accounts payable	6,056,163	845,408	37,478,660
Contract liabilities	3,866,125	539,690	6,070,210
Salary and welfare payable	1,717,606	239,769	2,044,101
Income taxes payable	7,117,041	993,501	7,118,220
Value added tax (“VAT”) and other tax payable	5,710,287	797,125	5,825,167
Other payables	2,442,502	340,960	2,688,594
Lease liabilities, current	875,003	122,146	902,610
Total current liabilities	36,430,972	5,085,568	71,045,040
Non-current liabilities:
Deferred tax liabilities
Lease liabilities, non-current	231,198	32,274	688,333
Total non-current liabilities	231,198	32,274	688,333
Total liabilities	36,662,170	5,117,842	71,733,373
Commitments and contingencies
Shareholders’ equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 169,110,000 and 169,110,000 issued and outstanding as of December 31, 2024 and June 30, 2025)	112,784	16,910	112,784
Additional paid-in capital	318,979,171	44,749,654	318,979,171
Treasury stock	(7,664)	(1,050)	(7,664)
Statutory reserves	23,557,710	3,318,034	23,557,710
Accumulated deficit	(333,852,213)	(46,882,040)	(325,318,655)
Accumulated other comprehensive income	5,992,030	861,952	6,261,156
Total Jianzhi Education Technology Group Company Limited’s shareholders’ equity	14,781,818	2,063,460	23,584,502
Noncontrolling interests	6,023,374	840,830	6,389,911
Total shareholders’ equity	20,805,192	2,904,290	29,974,413
Total liabilities and shareholders’ equity	57,467,362	8,022,132	101,707,786
Related Party
Current assets:
Amounts due from related parties	1,768,701	246,901	1,923,474
Current liabilities:
Amounts due to related parties	¥ 1,646,245	$ 229,807	¥ 1,917,478